Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - Mine restoration provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 75,419	$ 117,221
Reclamation spending at continuing operations	(425)	(124)
Accretion expense	917	2,459
Change in obligation	28,371	9,790
Obligations sold with Nicaraguan Group (Note 7)	0	(52,911)
Balance, end of year	104,282	75,419
Discontinued operations
Reconciliation of changes in other provisions [abstract]
Reclamation spending at continuing operations	$ 0	$ (1,016)